MAINLAND CHINA CONTRIBUTION PLAN	12 Months Ended
Feb. 28, 2014
MAINLAND CHINA CONTRIBUTION PLAN
MAINLAND CHINA CONTRIBUTION PLAN

18.                               MAINLAND CHINA CONTRIBUTION PLAN

Full time employees of the Group in the PRC participate in a government-mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. The PRC labor regulations require the Group to accrue for these benefits based on certain percentages of the employees’ salaries. Total provisions for such employee benefits were $8,827,425, $13,672,411, and $18,536,606 for the years ended February 29, 2012, February 28, 2013 and February 28, 2014, respectively.